Convertible Preferred Stock and Stockholders' Equity (Tables)	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Equity [Abstract]
Schedule of Series A Non-Voting Preferred Stock
As of December 31, 2024 and June 18, 2024, Convertible Preferred Stock consisted of the following (in thousands, except share amounts):

	December 31, 2024 and June 18, 2024
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series Seed Preferred Stock	20,000,000	20,000,000	$2	$2	12,622,000

	20,000,000	20,000,000	$2	$2	12,622,000

As of September 30, 2025, Series A Preferred Stock consisted of the following (in thousands, except share amounts):

	September 30, 2025
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Common Stock Issuable Upon Conversion
Series A Preferred Stock	12,622	12,622	$2	12,622,000

	12,622	12,622	$2	12,622,000